Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended
	Dec. 01, 2025	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure of associates [line items]
Undistributed retained earnings		$ 76	$ 76	$ 77
Investments in associates based on quoted stock exchange price		591	617
Davivienda Group S.A. [member]
Disclosure of associates [line items]
Investment property recognised at fair value		1,370
Proportion of voting rights held in associate	14.99%
Proportion of ownership interest in associate	20.30%
KeyCorp [member]
Disclosure of associates [line items]
Investments in associates based on quoted stock exchange price		4,742	$ 4,018
Dividends received		$ 47